                               Table of Contents

                      Statements of Assets and Liabilities
                                     Page 1

                            Statements of Operations
                                     Page 2

                      Statements of Changes in Net Assets
                                     Page 3

                       Schedules of Portfolio Investments
                                     Page 5

                         Notes to Financial Statements
                                    Page 14

                              Financial Highlights
                                    Page 17

WILLAMETTE FAMILY OF FUNDS

                      Statements of Assets and Liabilities
                               September 30, 2001
                                  (Unaudited)

                                                                      Global
                                                                      Health
                             Value      Small Cap    Technology      Sciences
                             Fund      Growth Fund      Fund           Fund
                          -----------  -----------  ------------    -----------
        ASSETS:
Investments, at value
 (cost $12,509,581;
 $30,894,727;
 $17,678,683; and
 $23,325,233,
 respectively)..........  $10,930,563  $27,912,431  $  8,483,346    $21,782,025
Receivable for
 investments sold.......           --           --            --        541,022
Interest and dividends
 receivable.............       19,422       11,007         3,697          6,301
Receivable for capital
 shares sold............       21,935       37,278        60,362         47,127
Foreign tax reclaim
 receivable.............           --           --            --            427
Unamortized
 organizational costs...       10,771           --            --             --
Prepaid expenses and
 other assets...........       14,598       25,905        18,498         18,678
                          -----------  -----------  ------------    -----------
   Total Assets.........   10,997,289   27,986,621     8,565,903     22,395,580
                          -----------  -----------  ------------    -----------
      LIABILITIES:
Payable to custodian....           --           --            --         20,945
Payable for capital
 shares redeemed........      104,898      189,490        43,965        117,632
Accrued expenses and
 other payables:
  Investment advisory
   fees.................        9,349       23,975         5,349         18,571
  Administration fees...          236          601           185            481
  Distribution and
   shareholder service
   fees.................        4,675       11,988         4,018          9,286
  Others................       20,995       36,007        29,234         29,621
                          -----------  -----------  ------------    -----------
   Total liabilities....      140,153      262,061        82,751        196,536
                          -----------  -----------  ------------    -----------
   Net assets...........  $10,857,136  $27,724,560  $  8,483,152    $22,199,044
                          ===========  ===========  ============    ===========
      NET ASSETS:
Capital.................  $13,461,804  $28,635,045  $ 52,010,978    $25,011,980
Accumulated net
 investment loss........      (33,035)    (316,523)     (222,655)      (279,565)
Accumulated net realized
 gains (losses) on
 investments and foreign
 currency transactions..     (992,615)   2,388,334   (34,109,834)      (990,196)
Unrealized depreciation
 on investments and
 foreign currency
 transactions...........   (1,579,018)  (2,982,296)   (9,195,337)    (1,543,175)
                          -----------  -----------  ------------    -----------
   Net Assets...........  $10,857,136  $27,724,560  $  8,483,152    $22,199,044
                          ===========  ===========  ============    ===========
Outstanding units of
 beneficial interest
 (shares)...............    1,327,187    2,379,114     1,350,442(a)   2,428,077
                          ===========  ===========  ============    ===========
Net asset value--
 redemption price per
 share..................  $      8.18  $     11.65  $       6.28(a) $      9.14
                          ===========  ===========  ============    ===========
Maximum Sales Charge....         5.75%        5.75%         5.75%          5.75%
                          ===========  ===========  ============    ===========
Maximum Offering Price
 per share (100%/(100% -
   maximum sales charge)
 of net asset value
 adjusted to the nearest
 cent)..................  $      8.68  $     12.36  $       6.66(a) $      9.70
                          ===========  ===========  ============    ===========

------
(a) Reflects effect of 1 for 5 reverse units of beneficial interest (shares) split that occurred on April 13, 2001.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                            Statements of Operations
                      Six Months Ended September 30, 2001
                                  (Unaudited)

                                                                        Global
                                             Small Cap                  Health
                                  Value       Growth     Technology    Sciences
                                  Fund         Fund         Fund         Fund
                               -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Interest income..............  $     7,221  $    46,987  $    17,370  $    22,583
Dividend income (Net of
 foreign withholding tax of
 $459; $30; $2,659; and $296,
 respectively)...............      154,875       51,417        1,674       28,571
                               -----------  -----------  -----------  -----------
  Total Income...............      162,096       98,404       19,044       51,154
                               -----------  -----------  -----------  -----------
EXPENSES:
Investment advisory fees.....       64,309      195,752       83,058      141,738
Administration fees..........       12,862       32,626       13,843       23,623
Distribution and shareholder
 service fees................       32,154       81,563       34,607       59,057
Fund accounting fees.........       16,692       17,952       17,416       17,142
Custodian fees...............          596        1,577          728        1,150
Organization fees............        3,263           --           --           --
Transfer agent fees..........       38,178       62,549       77,740       63,588
Trustee fees.................        3,312        8,312        3,744        5,967
Other........................       23,765       47,222       27,092       42,077
                               -----------  -----------  -----------  -----------
  Total expenses before fee
   reductions................      195,131      447,553      258,228      354,342
Fees reduced by the
 investment advisor and its
 affiliates..................           --      (32,626)     (16,529)     (23,623)
                               -----------  -----------  -----------  -----------
  Net expenses...............      195,131      414,927      241,699      330,719
                               -----------  -----------  -----------  -----------
Net investment loss..........      (33,035)    (316,523)    (222,655)    (279,565)
                               -----------  -----------  -----------  -----------
REALIZED/UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses)
 on investments and foreign
 currency transactions.......      163,789      375,093   (8,035,744)  (1,305,967)
Change in unrealized
 appreciation/depreciation on
 investments and foreign
 currency transactions.......   (1,376,239)  (3,318,487)   2,782,812    2,587,489
                               -----------  -----------  -----------  -----------
Net realized/unrealized gains
 (losses) on investments and
 foreign currency
 transactions................   (1,212,450)  (2,943,394)  (5,252,932)   1,281,522
                               -----------  -----------  -----------  -----------
Change in net assets
 resulting from operations...  $(1,245,485) $(3,259,917) $(5,475,587) $ 1,001,957
                               ===========  ===========  ===========  ===========

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets

                                    Value Fund            Small Cap Growth Fund
                             -------------------------  --------------------------
                              Six Months                 Six Months       Year
                                 Ended        Year          Ended        Ended
                             September 30, Ended March  September 30,  March 31,
                                 2001       31, 2001        2001          2001
                             ------------- -----------  ------------- ------------
                              (Unaudited)                (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss.......   $   (33,035) $   (31,435)  $  (316,523) $   (656,069)
 Net realized gains
  (losses) on investment
  transactions.............       163,789   (1,156,404)      375,093     3,809,842
 Change in unrealized
  appreciation/depreciation
  on investments...........    (1,376,239)     354,539    (3,318,487)  (13,969,501)
                              -----------  -----------   -----------  ------------
Change in net assets
 resulting from operations.    (1,245,485)    (833,300)   (3,259,917)  (10,815,728)
                              -----------  -----------   -----------  ------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 Tax return of capital.....            --      (17,626)           --            --
 From net realized gains on
  investment transactions..            --      (20,414)           --    (3,923,773)
                              -----------  -----------   -----------  ------------
Change in net assets from
 shareholder distributions.            --      (38,040)           --    (3,923,773)
                              -----------  -----------   -----------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued...................     1,059,040    1,648,440     4,267,493     7,923,012
 Dividends reinvested......            --       36,830            --     3,816,955
 Cost of shares redeemed...    (1,835,525)  (3,806,866)   (3,294,195)   (5,623,068)
                              -----------  -----------   -----------  ------------
Change in net assets from
 capital transactions......      (776,485)  (2,121,596)      973,298     6,116,899
                              -----------  -----------   -----------  ------------
 Change in net assets......    (2,021,970)  (2,992,936)   (2,286,619)   (8,622,602)
NET ASSETS:
 Beginning of period.......    12,879,106   15,872,042    30,011,179    38,633,781
                              -----------  -----------   -----------  ------------
 End of period.............   $10,857,136  $12,879,106   $27,724,560  $ 30,011,179
                              ===========  ===========   ===========  ============
SHARE TRANSACTIONS:
 Issued....................       112,930      171,391       306,587       460,454
 Reinvested................            --        4,012            --       258,626
 Redeemed..................      (198,514)    (406,608)     (248,950)     (335,173)
                              -----------  -----------   -----------  ------------
Change in shares...........       (85,584)    (231,205)       57,637       383,907
                              ===========  ===========   ===========  ============

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets

                                                               Global Health
                                 Technology Fund(a)            Sciences Fund
                             --------------------------  -------------------------
                              Six Months                  Six Months
                                 Ended         Year          Ended       Period
                             September 30, Ended March   September 30, Ended March
                                 2001        31, 2001        2001      31, 2001(b)
                             ------------- ------------  ------------- -----------
                              (Unaudited)                 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss.......   $  (222,655) $   (700,439)  $  (279,565) $  (417,848)
 Net realized gains
  (losses) on investments
  and foreign currency
  transactions.............    (8,035,744)  (25,826,215)   (1,305,967)     801,585
 Change in unrealized
  appreciation/depreciation
  on investments and
  foreign currency
  transactions.............     2,782,812    (8,393,382)    2,587,489   (4,130,664)
                              -----------  ------------   -----------  -----------
Change in net assets
 resulting from operations.    (5,475,587)  (34,920,036)    1,001,957   (3,746,927)
                              -----------  ------------   -----------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net realized gains on
  investments and foreign
  currency transactions....            --            --            --      (96,719)
 In excess of net realized
  gains on investments and
  foreign currency
  transactions.............            --       (15,572)           --           --
                              -----------  ------------   -----------  -----------
Change in net assets from
 shareholder distributions.            --       (15,572)           --      (96,719)
                              -----------  ------------   -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued...................     2,204,775    21,421,318     2,607,288   30,468,068
 Dividends reinvested......            --        15,028            --       93,394
 Cost of shares redeemed...      (917,389)   (6,548,206)   (2,122,387)  (6,005,630)
                              -----------  ------------   -----------  -----------
Change in net assets from
 capital transactions......     1,287,386    14,888,140       484,901   24,555,832
                              -----------  ------------   -----------  -----------
 Change in net assets......    (4,188,201)  (20,047,468)    1,486,858   20,712,186
NET ASSETS:
 Beginning of period.......    12,671,353    32,718,821    20,712,186           --
                              -----------  ------------   -----------  -----------
 End of period.............   $ 8,483,152  $ 12,671,353   $22,199,044  $20,712,186
                              ===========  ============   ===========  ===========
SHARE TRANSACTIONS:
 Issued....................       256,652       763,234       272,075    2,932,090
 Reinvested................            --           647            --        8,172
 Redeemed..................      (146,231)     (254,805)     (222,862)    (561,398)
                              -----------  ------------   -----------  -----------
Change in shares...........       110,421       509,076        49,213    2,378,864
                              ===========  ============   ===========  ===========

------
(a) Share transactions have been adjusted to reflect the effect of 1 for 5 reverse share split that occurred on April 13, 2001.
(b) For the period from June 19, 2000 (commencement of operations) to March 31, 2001.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
VALUE FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks (93.8%):
 Aerospace & Military Technology (2.4%):
   3,000 Honeywell International, Inc.............................   $    79,200
   4,000 United Technologies Corp. ...............................       186,000
                                                                     -----------
                                                                         265,200
                                                                     -----------
 Automotive (5.1%):
   8,000 Ford Motor Co............................................       138,800
   9,819 General Motors Corp. ....................................       421,235
                                                                     -----------
                                                                         560,035
                                                                     -----------
 Banking & Financial Services (12.8%):
   5,500 Citigroup, Inc. .........................................       222,750
   6,000 FleetBoston Financial Corp. .............................       220,500
  13,371 J.P. Morgan Chase & Co. .................................       456,619
   5,265 KeyCorp..................................................       127,097
   5,000 National City Corp. .....................................       149,750
   3,750 PNC Financial Services Group, Inc. ......................       214,688
                                                                     -----------
                                                                       1,391,404
                                                                     -----------
 Chemicals (4.5%):
  13,016 Du Pont (E.I.) de Nemours & Co. .........................       488,360
                                                                     -----------
 Computer Software, Peripherals & Internet (1.3%):
   4,000 Hewlett-Packard Co. .....................................        64,400
   1,500 Microsoft Corp. (b)......................................        76,755
                                                                     -----------
                                                                         141,155
                                                                     -----------
 Diversified Operations (5.1%):
   4,000 Agilent Technologies, Inc. (b)...........................        78,200
   4,919 Minnesota Mining & Manufacturing Co. ....................       484,030
                                                                     -----------
                                                                         562,230
                                                                     -----------
 Drugs & Pharmaceuticals (9.2%):
   3,500 American Home Products Corp. ............................       203,875
   4,000 Bristol-Myers Squibb Co. ................................       222,240
   5,000 Johnson & Johnson........................................       277,000
   4,500 Merck & Co., Inc. .......................................       299,700
                                                                     -----------
                                                                       1,002,815
                                                                     -----------
 Energy (1.3%):
   2,700 FPL Group, Inc. .........................................       144,585
                                                                     -----------

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks, continued:
 Insurance (3.9%):
   3,000 American International Group, Inc. ......................   $   234,000
   2,500 XL Capital Ltd.--Class A.................................       197,500
                                                                     -----------
                                                                         431,500
                                                                     -----------
 Machinery & Equipment (4.5%):
  11,002 Caterpillar, Inc. .......................................       492,890
                                                                     -----------
 Medical & Health Care Products/Services (0.1%):
     400 Zimmer Holdings, Inc. (b)................................        11,100
                                                                     -----------
 Oil--Integrated Companies (12.8%):
   5,983 Conoco, Inc.--Class B....................................       151,609
  13,022 Exxon Mobil Corp. .......................................       513,066
   8,000 Grant Prideco, Inc. (b)..................................        48,720
   2,800 Phillips Petroleum Co. ..................................       151,032
   2,169 Royal Dutch Petroleum Co.--NY Shares.....................       108,992
   4,000 Shell Transport & Trading Co. PLC--ADR...................       177,600
   2,000 Texaco, Inc. ............................................       130,000
   4,400 Weatherford International, Inc. (b)......................       112,244
                                                                     -----------
                                                                       1,393,263
                                                                     -----------
 Paper Products (5.1%):
  16,000 International Paper Co. .................................       556,800
                                                                     -----------
 Photo Equipment & Supplies (3.7%):
  12,584 Eastman Kodak Co. .......................................       409,358
                                                                     -----------
 Retail (2.6%):
   6,000 Costco Wholesale Corp. (b)...............................       213,360
   2,500 Family Dollar Stores, Inc. ..............................        68,800
                                                                     -----------
                                                                         282,160
                                                                     -----------
 Semiconductors (2.2%):
   5,400 Intel Corp. .............................................       110,376
   5,000 Texas Instruments, Inc. .................................       124,900
                                                                     -----------
                                                                         235,276
                                                                     -----------
 Telecommunications (8.9%):
  10,000 Motorola, Inc. ..........................................       156,000
   7,000 Nokia Corp.--ADR.........................................       109,550

                                   Continued

WILLAMETTE FAMILY OF FUNDS
VALUE FUND

                       Schedule of Portfolio Investments
                              September 30, 2001
                                  (Unaudited)

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks, continued:
 Telecommunications, continued:
   3,911 Qwest Communications International, Inc. ................   $    65,314
  13,675 SBC Communications, Inc. ................................       644,366
                                                                     -----------
                                                                         975,230
                                                                     -----------
 Tobacco (5.9%):
  13,341 Philip Morris Companies, Inc. ...........................       644,237
                                                                     -----------
 Transportation (2.4%):
   4,500 CSX Corp. ...............................................       141,750
   5,000 GulfMark Offshore, Inc. (b)..............................       120,000
                                                                     -----------
                                                                         261,750
                                                                     -----------
   Total Common Stocks
    (Cost $11,773,690).............................................   10,249,348
                                                                     -----------

                                 Security                             Market
 Shares                         Description                            Value
 ------- --------------------------------------------------------   -----------
 Index-Linked Trusts (2.4%):
   2,983 DIAMONDS Trust, Series I................................   $   263,697
                                                                    -----------
   Total Index-Linked Trusts
    (Cost $318,373)...............................................      263,697
                                                                    -----------
 Short-Term Investments (3.8%):
 Cash Sweep Account (3.8%):
 321,742 UBOC Sweep Active.......................................       321,743
  95,775 UBOC Sweep Passive......................................        95,775
                                                                    -----------
   Total Short-Term Investments (Cost $417,518)...................      417,518
                                                                    -----------
   Total Investments (Cost $12,509,581) (a)--100.7%...............   10,930,563
   Liabilities in excess of other assets--(0.7)%..................      (73,427)
                                                                    -----------
   Total Net Assets--100.0%.......................................  $10,857,136
                                                                    ===========

------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $   690,149
   Unrealized depreciation.   (2,269,167)
                             -----------
   Net unrealized
   depreciation............  $(1,579,018)
                             ===========

(b)Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks (90.9%):
 Banking & Financial Services (14.6%):
 38,000 Banknorth Group, Inc......................................   $   848,160
 10,100 Commerce Bancorp, Inc.....................................       686,800
  6,200 Dime Bancorp, Inc.........................................       243,784
  2,400 Doral Financial Corp......................................        93,120
  7,400 First Sentinel Bancorp, Inc...............................        87,098
  8,100 Golden State Bancorp, Inc.................................       246,240
  7,900 Greater Bay Bancorp.......................................       183,833
  4,905 Legg Mason, Inc...........................................       195,023
 31,200 UCBH Holdings, Inc. ......................................       910,415
  7,237 Waddell & Reed Financial, Inc.--Class A...................       188,162
  7,000 Wilmington Trust Corp. ...................................       386,400
                                                                     -----------
                                                                       4,069,035
                                                                     -----------
 Biotechnology (0.7%):
  4,100 Enzon, Inc. (b)...........................................       209,100
                                                                     -----------
 Broadcasting--Radio & Cable TV (3.8%):
 14,500 Emmis Communications Corp.--Class A (b)...................       209,090
 18,000 Entravision Communications Corp. (b)......................       153,900
 12,850 Hispanic Broadcasting Corp. (b)...........................       206,885
 11,860 Radio One, Inc.--Class A (b)..............................       137,220
 31,420 Radio One, Inc.--Class D (b)..............................       362,587
                                                                     -----------
                                                                       1,069,682
                                                                     -----------
 Chemicals (0.6%):
  3,600 Fuller (H.B.) Co..........................................       164,880
                                                                     -----------
 Commercial Services (1.1%):
  7,360 Iron Mountain, Inc. (b)...................................       305,072
                                                                     -----------
 Computer Software, Peripherals & Internet (1.5%):
  4,900 Activision, Inc. (b)......................................       133,378
 10,900 Informatica Corp. (b).....................................        43,055
  5,860 Openwave Systems, Inc. (b)................................        74,715
  4,240 Research in Motion Ltd. (b)...............................        68,179
  4,200 SanDisk Corp. (b).........................................        41,412
  3,250 SeaChange International, Inc. (b).........................        56,778
                                                                     -----------
                                                                         417,517
                                                                     -----------
 Consumer Products (1.8%):
 14,750 The Scotts Co. (b)........................................       502,975
                                                                     -----------

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Diversified Electronics (6.4%):
 13,659 Avnet, Inc................................................   $   248,457
 19,400 Bell Microproducts, Inc. (b)..............................       149,186
 10,300 Diebold, Inc. ............................................       392,430
  7,800 EMCORE Corp. (b)..........................................        66,768
 11,700 Gemstar-TV Guide International, Inc. (b)..................       230,607
  8,400 Jabil Circuit, Inc. (b)...................................       150,360
  4,200 KEMET Corp. (b)...........................................        69,132
  5,600 Lattice Semiconductor Corp. (b)...........................        87,920
 13,400 Pemstar, Inc. (b).........................................       154,100
      0 QLogic Corp. (b)..........................................             5
 16,000 Rayovac Corp. (b).........................................       244,000
                                                                     -----------
                                                                       1,792,965
                                                                     -----------
 Drugs & Pharmaceuticals (7.5%):
  6,500 AdvancePCS, Inc. (b)......................................       466,570
  6,500 Alkermes, Inc. (b)........................................       127,270
  7,400 AmerisourceBergen Corp. (b)...............................       525,030
 15,475 Celgene Corp. (b).........................................       409,004
  5,400 Cephalon, Inc. (b)........................................       269,352
  7,053 Shire Pharmaceuticals Group PLC (b).......................       284,236
                                                                     -----------
                                                                       2,081,462
                                                                     -----------
 Education & Training (5.1%):
  8,950 Apollo Group, Inc. (b)....................................       376,169
 12,630 DeVry, Inc. (b)...........................................       453,417
 18,705 ITT Educational Services, Inc. (b)........................       598,560
                                                                     -----------
                                                                       1,428,146
                                                                     -----------
 Energy (0.8%):
  9,400 Arch Coal, Inc. ..........................................       146,640
 19,000 NewPower Holdings, Inc. (b)...............................        58,520
    700 Peabody Energy Corp.......................................        16,870
                                                                     -----------
                                                                         222,030
                                                                     -----------
 Entertainment (1.7%):
  8,200 International Speedway Corp.--Class A.....................       285,606
 16,200 Six Flags, Inc. (b).......................................       198,126
                                                                     -----------
                                                                         483,732
                                                                     -----------
 Food Products & Services (1.3%):
 13,100 Performance Food Group Co. (b)............................       373,743
                                                                     -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Home Furnishings (1.0%):
 10,000 Ethan Allen Interiors, Inc................................   $   275,000
                                                                     -----------
 Hospitals (0.4%):
  2,700 LifePoint Hospitals, Inc. (b).............................       118,800
                                                                     -----------
 Medical & Health Care Products/Services (14.7%):
 24,900 Community Health Systems, Inc. (b)........................       740,525
 15,900 CYTYC Corp. (b)...........................................       426,279
 12,750 ORATEC Interventions, Inc. (b)............................        88,230
  8,500 Patterson Dental Co. (b)..................................       313,310
 12,550 Province Healthcare Co. (b)...............................       461,087
  8,600 Quest Diagnostics, Inc. (b)...............................       530,620
 12,200 Renal Care Group, Inc. (b)................................       375,394
 13,200 Universal Health Services, Inc. (b).......................       644,160
 14,680 Waters Corp. (b)..........................................       525,104
                                                                     -----------
                                                                       4,104,709
                                                                     -----------
 Oil & Gas Exploration, Equipment & Services (5.1%):
 15,000 Cal Dive International, Inc. (b)..........................       249,900
  3,700 Core Laboratories N.V. (b)................................        47,582
 36,000 Grey Wolf, Inc. (b).......................................        64,800
  2,300 Maverick Tube Corp. (b)...................................        20,838
  9,200 National-Oilwell, Inc. (b)................................       133,400
  5,700 Newfield Exploration Co. (b)..............................       166,440
  7,100 Patterson-UTI Energy, Inc. (b)............................        87,756
 14,500 Precision Drilling Corp. (b)..............................       306,240
  4,050 Stolt Offshore S.A.--ADR (b)..............................        30,497
  6,600 Stone Energy Corp. (b)....................................       212,520
 11,000 Superior Energy Services, Inc. (b)........................        64,900
  4,075 Varco International, Inc. (b).............................        49,226
                                                                     -----------
                                                                       1,434,099
                                                                     -----------
 Paper Products (0.5%):
 13,700 Buckeye Technologies, Inc. (b)............................       135,630
                                                                     -----------
 Publishing (1.5%):
  9,500 Scholastic Corp. (b)......................................       413,250
                                                                     -----------
 Recruitment Services (0.4%):
 12,050 Korn/Ferry International (b)..............................        99,413
                                                                     -----------
 Retail Stores (12.4%):
  8,900 Abercrombie & Fitch Co. (b)...............................       156,551
  6,600 Barnes & Noble, Inc. (b)..................................       238,260
  7,715 BJ's Wholesale Club, Inc. (b).............................       367,311

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Retail Stores, continued:
 11,700 Coach, Inc. (b)...........................................   $   310,167
  7,150 Columbia Sportswear Co. (b)...............................       158,730
  5,435 Duane Reade, Inc. (b).....................................       163,050
  4,900 Electronics Boutique Holdings Corp. (b)...................       132,055
 21,970 Linens 'n Things, Inc. (b)................................       408,203
 11,600 Men's Wearhouse, Inc. (b).................................       209,728
 14,500 Pacific Sunwear of California, Inc. (b)...................       199,375
  5,700 Ross Stores, Inc..........................................       166,725
  4,860 Tiffany & Co. ............................................       105,219
  8,700 Too, Inc. (b).............................................       182,613
 22,300 Venator Group, Inc. (b)...................................       340,075
 13,000 Williams-Sonoma, Inc. (b).................................       309,530
                                                                     -----------
                                                                       3,447,592
                                                                     -----------
 Semiconductors (4.2%):
  4,100 Alpha Industries, Inc. (b)................................        79,417
 13,600 Asyst Technologies, Inc. (b)..............................       123,080
 14,000 Axcelis Technologies, Inc. (b)............................       132,300
  8,900 Fairchild Semiconductor International, Inc. (b)...........       142,845
  9,100 Microchip Technology, Inc. (b)............................       243,880
 14,500 Therma-Wave, Inc. (b).....................................       148,915
 28,200 Transmeta Corp. (b).......................................        39,762
 10,923 TriQuint Semiconductor, Inc. (b)..........................       174,659
  8,100 Zygo Corp. (b)............................................        83,511
                                                                     -----------
                                                                       1,168,369
                                                                     -----------
 Telecommunications (2.2%):
  9,800 Allegiance Telecom, Inc. (b)..............................        29,498
 16,000 C-COR.net Corp. (b).......................................       109,600
 11,500 Cable Design Technologies (b).............................       136,275
     31 MCI Group.................................................           472
 11,000 Powerwave Technologies, Inc. (b)..........................       131,120
  5,375 Western Wireless Corp. (b)................................       181,567
    789 WorldCom Group (b)........................................        11,867
                                                                     -----------
                                                                         600,399
                                                                     -----------
 Transportation (1.6%):
  3,800 Arkansas Best Corp. (b)...................................        78,698
  3,200 Roadway Corp. ............................................        77,088
  1,900 Swift Transportation Co., Inc. (b)........................        33,630

                                   Continued

WILLAMETTE FAMILY OF FUNDS
SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                              September 30, 2001
                                  (Unaudited)

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Transportation, continued:
  2,900 USFreightways Corp........................................   $    90,480
  4,500 Werner Enterprises, Inc...................................        75,240
  4,500 Yellow Corp. (b)..........................................        91,530
                                                                     -----------
                                                                         446,666
                                                                     -----------
   Total Common Stocks
    (Cost $28,352,391).............................................   25,364,266
                                                                     -----------
 Rights/Warrants (0.0%):
 Banking & Financial Services (0.0%):
  2,700 Bank United Corp.--Class A (b)............................           729
                                                                     -----------
 Savings & Loan (0.0%):
 20,400 Dime Bancorp, Inc. (b)....................................         5,100
                                                                     -----------
   Total Rights/Warrants
    (Cost $0)......................................................        5,829
                                                                     -----------

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Short-Term Investments (9.1%):
 Cash Sweep Account (9.1%):
 2,542,336 UBOC Sweep Account.....................................   $ 2,542,336
                                                                     -----------
   Total Short-Term Investments (Cost $2,542,336)..................    2,542,336
                                                                     -----------
   Total Investments (Cost $30,894,727) (a)--100.7%................   27,912,431
   Liabilities in excess of other assets--(0.7)%...................    (187,871)
                                                                     -----------
   Total Net Assets--100.0%........................................  $27,724,560
                                                                     ===========

------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $ 4,159,234
   Unrealized depreciation.   (7,141,530)
                             -----------
   Net unrealized
   depreciation............  $(2,982,296)
                             ===========

(b)Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

                                  Security                              Market
 Shares                         Description                             Value
 ------ -----------------------------------------------------------   ----------
 Common Stocks (88.3%):
 Computer Networking (7.0%):
 14,150 Brocade Communications Systems, Inc. (b)...................   $  198,525
 20,000 Cisco Systems, Inc. (b)....................................      243,600
  4,260 Intergraph Corp. (b).......................................       38,127
  8,050 Stellent, Inc. (b).........................................      115,920
                                                                      ----------
                                                                         596,172
                                                                      ----------
 Computer Software, Peripherals & Internet (36.4%):
 10,500 Actuate Corp. (b)..........................................       43,995
  9,200 AOL-Time Warner, Inc. (b)..................................      304,519
  7,700 Apple Computer, Inc. (b)...................................      119,427
  3,150 Ariba, Inc. (b)............................................        5,859
  2,650 BEA Systems, Inc. (b)......................................       25,414
  6,740 Check Point Software Technologies Ltd. (b).................      148,415
 10,230 Dell Computer Corp. (b)....................................      189,562
  2,600 EarthLink, Inc. (b)........................................       39,598
  2,210 eBay, Inc. (b).............................................      101,108
  3,460 Electronic Data Systems Corp. .............................      199,227
  7,750 Emulex Corp. (b)...........................................       73,703
  6,350 Homestore.com, Inc. (b)....................................       48,578
 34,950 InterNAP Network Services Corp. (b)........................       34,950
  9,100 Lantronix, Inc. (b)........................................       55,510
 12,600 Liberate Technologies (b)..................................      125,496
  6,230 Mercury Interactive Corp. (b)..............................      118,619
  2,850 Micromuse, Inc. (b)........................................       16,188
  8,840 Microsoft Corp. (b)........................................      452,342
  3,590 Netegrity, Inc. (b)........................................       30,766
  4,510 NetIQ Corp. (b)............................................      102,693
  6,750 Openwave Systems, Inc. (b).................................       86,063
 16,760 Oracle Corp. (b)...........................................      210,840
 13,735 Palm, Inc. (b).............................................       20,053
  4,650 Research in Motion Ltd. (b)................................       74,772
  5,990 Siebel Systems, Inc. (b)...................................       77,930
  1,400 Synopsys, Inc. (b).........................................       56,154
 18,470 Tricord Systems, Inc. (b)..................................        9,974
  5,630 VERITAS Software Corp. (b).................................      103,817
 24,690 Vignette Corp. (b).........................................       87,403
 25,740 Vitria Technology, Inc. (b)................................       52,767
  8,330 Yahoo!, Inc. (b)...........................................       73,387
                                                                      ----------
                                                                       3,089,129
                                                                      ----------

                                  Security                              Market
 Shares                         Description                             Value
 ------ -----------------------------------------------------------   ----------
 Common Stocks, continued:
 Diversified Electronics (8.3%):
 34,950 Agere Systems, Inc.--Class A (b)...........................   $  144,343
  9,370 Applied Micro Circuits Corp. (b)...........................       65,496
  3,210 Celestica, Inc. (b)........................................       87,633
  4,050 EMCORE Corp. (b)...........................................       34,668
  5,190 EXFO Electro-Optical Engineering, Inc. (b).................       46,710
 11,300 JDS Uniphase Corp. (b).....................................       71,416
  6,300 O2Micro International Ltd. (b).............................       82,845
  4,250 PMC-Sierra, Inc. (b).......................................       43,648
  3,770 Sony Corp.--ADR............................................      125,164
                                                                      ----------
                                                                         701,923
                                                                      ----------
 Semiconductors (9.4%):
  3,110 Applied Materials, Inc. (b)................................       88,448
  1,350 Genesis Microchip, Inc. (b)................................       37,989
  3,100 Integrated Circuit Systems, Inc. (b).......................       39,618
  1,350 Linear Technology Corp. ...................................       44,280
  4,840 Micron Technology, Inc. (b)................................       91,137
 14,200 Multilink Technology Corp. (b).............................       73,414
  9,100 Mykrolis Corp. (b).........................................       81,627
 21,966 Taiwan Semiconductor Manufacturing Co. Ltd.--ADR (b).......      208,458
 18,342 United Microelectronics--ADR (b)...........................       97,579
  1,450 Xilinx, Inc. (b)...........................................       34,119
                                                                      ----------
                                                                         796,669
                                                                      ----------
 Telecommunications (27.2%):
  5,100 Advanced Fibre Communications,
         Inc. (b)..................................................       74,511
    850 AirGate PCS, Inc. (b)......................................       37,757
 11,040 Allegiance Telecom, Inc. (b)...............................       33,230
  5,180 American Tower Corp. (b)...................................       71,950
  5,000 Centillium Communications, Inc. (b)........................       30,300
  5,490 CIENA Corp. (b)............................................       56,492
 38,570 Ericsson (LM) Telephone Co.--ADR...........................      134,609
 22,390 Global Crossing Ltd. (b)...................................       40,302
  2,710 Juniper Networks, Inc. (b).................................       26,287
     29 MCI Group..................................................          442
 21,700 Motorola, Inc. ............................................      338,520
  9,100 Nokia Corp.--ADR...........................................      142,415
 53,860 Nortel Networks Corp. (b)..................................      302,155
  5,900 ONI Systems Corp. (b)......................................       23,777

                                   Continued

WILLAMETTE FAMILY OF FUNDS
TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                              September 30, 2001
                                  (Unaudited)

                                  Security                              Market
 Shares                         Description                             Value
 ------ -----------------------------------------------------------   ----------
 Common Stocks, continued:
 Telecommunications, continued:
  5,710 Powerwave Technologies, Inc. (b)...........................   $   68,063
  6,440 QUALCOMM, Inc. (b).........................................      306,158
  9,130 Qwest Communications International, Inc. ..................      152,471
  5,590 Sonus Networks, Inc. (b)...................................       16,770
  6,330 Sprint PCS Group (b).......................................      166,416
  6,250 Tellium, Inc. (b)..........................................       30,813
  6,640 Time Warner Telecom, Inc. (b)..............................       48,140
  1,500 Triton PCS Holdings, Inc. (b)..............................       57,000
 11,660 UAXS Global Holdings, Inc. (b).............................        8,628
  7,000 UTStarcom, Inc. (b)........................................      113,750
    734 WorldCom Group (b).........................................       11,039
 40,900 XO Communications, Inc.--Class A (b).......................       16,769
                                                                      ----------
                                                                       2,308,764
                                                                      ----------
   Total Common Stocks
    (Cost $16,687,994)..............................................   7,492,657
                                                                      ----------

                                  Security                             Market
 Shares                         Description                            Value
 ------- ---------------------------------------------------------   ----------
 Short-Term Investments (11.7%):
 Cash Sweep Account (11.7%):
 990,689 UBOC Sweep Account.......................................   $  990,689
                                                                     ----------
   Total Short-Term Investments (Cost $990,689)....................     990,689
                                                                     ----------
   Total Investments (Cost $17,678,683) (a)--100.0%................   8,483,346
   Liabilities in excess of other assets--0.0%.....................        (194)
                                                                     ----------
   Total Net Assets--100.0%........................................  $8,483,152
                                                                     ==========

------
ADR--American Depositary Receipt

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $    29,239
   Unrealized depreciation.   (9,224,576)
                             -----------
   Net unrealized
   depreciation............  $(9,195,337)
                             ===========

(b)Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
GLOBAL HEALTH SCIENCES FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks (100.0%):
 Biotechnology (10.3%):
  3,200 Abgenix, Inc. (b).........................................   $    72,640
  8,500 Amersham PLC--ADR.........................................       358,275
  8,900 Applera Corp. (Celera Genomics Group) (b).................       214,490
 14,800 Array BioPharma, Inc. (b).................................       133,496
  3,100 Enzon, Inc. (b)...........................................       158,100
  6,200 Immunex Corp. (b).........................................       115,816
  1,600 Invitrogen Corp. (b)......................................       105,216
  3,700 NPS Pharmaceuticals, Inc. (b).............................       115,440
 12,900 Praecis Pharmaceuticals, Inc. (b).........................        48,117
 34,800 Scios, Inc. (b)...........................................       576,288
  5,300 Titan Pharmaceuticals, Inc. (b)...........................        33,125
 36,900 XOMA Ltd. (b).............................................       311,067
                                                                     -----------
                                                                       2,242,070
                                                                     -----------
 Computer Software, Peripherals & Internet (0.4%):
 12,100 Omnicell, Inc. (b)........................................        90,750
                                                                     -----------
 Drugs & Pharmaceuticals (60.0%):
  4,800 Affymetrix, Inc. (b)......................................        77,040
  6,000 Allergan, Inc. ...........................................       397,800
  4,300 American Home Products Corp. .............................       250,475
  5,900 Amgen, Inc. (b)...........................................       346,743
  6,300 Angiotech Pharmaceuticals, Inc. (b).......................       271,089
  9,900 AstraZeneca PLC--ADR......................................       462,330
  8,900 Celgene Corp. (b).........................................       235,227
  5,500 Galen Holdings PLC--ADR...................................       210,100
 16,600 Genentech, Inc. (b).......................................       730,400
 18,100 Gilead Sciences, Inc. (b).................................     1,016,677
  8,300 ICN Pharmaceuticals, Inc. ................................       218,705
 26,400 IDEC Pharmaceuticals Corp. (b)............................     1,308,647
 28,700 ImmunoGen, Inc. (b).......................................       259,735
 20,375 IVAX Corp. (b)............................................       451,714
 15,484 Johnson & Johnson.........................................       857,814
 29,100 King Pharmaceuticals, Inc. (b)............................     1,220,744
 14,600 Medarex, Inc. (b).........................................       220,460
 15,400 MedImmune, Inc. (b).......................................       548,702
  5,300 Millennium Pharmaceuticals, Inc. (b)......................        94,128
 23,200 Mylan Laboratories, Inc. .................................       756,784
  4,200 OSI Pharmaceuticals, Inc. ................................       136,500
 30,425 Pfizer, Inc. (b)..........................................     1,220,043
 13,200 Pharmacia Corp. ..........................................       535,392
  4,100 Progenics Pharmaceuticals, Inc. (b).......................        56,990

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Drugs & Pharmaceuticals, continued:
  9,700 Sepracor, Inc. (b)........................................   $   348,230
    575 Serono S.A. (b)...........................................       433,957
  7,600 Watson Pharmaceuticals, Inc. (b)..........................       415,796
                                                                     -----------
                                                                      13,082,222
                                                                     -----------
 Hospitals (6.6%):
  3,200 HCA-The Healthcare Co. ...................................       141,792
 35,900 Health Management Associates, Inc.--Class A (b)...........       745,284
 12,300 LifePoint Hospitals, Inc. (b).............................       541,200
                                                                     -----------
                                                                       1,428,276
                                                                     -----------
 Insurance (3.3%):
  6,300 Health Net, Inc. (b)......................................       121,086
  9,000 United Health Group, Inc. (b).............................       598,500
                                                                     -----------
                                                                         719,586
                                                                     -----------
 Medical & Health Care Products/Services (19.4%):
  4,700 Abbott Laboratories.......................................       243,695
 17,700 Alliance Imaging, Inc. (b)................................       246,030
  9,100 Applera Corp. (Applied Biosystems Group)..................       222,040
  9,450 Cardinal Health, Inc. ....................................       698,828
 24,300 Dynacare, Inc. (b)........................................       255,150
  7,200 Express Scripts, Inc.--Class A (b)........................       399,600
 12,900 Genzyme Corp.--General Division (b).......................       585,918
 11,300 Inhale Therapeutic Systems, Inc. (b)......................       150,290
  2,800 Laboratory Corporation of America Holdings (b)............       226,380
  8,200 Medtronic, Inc. ..........................................       356,700
  7,000 Millipore Corp. ..........................................       370,580
  3,500 Specialty Laboratories, Inc. .............................        96,250
  4,100 UNILAB Corp. (b)..........................................       113,693
  7,100 Waters Corp. (b)..........................................       253,967
                                                                     -----------
                                                                       4,219,121
                                                                     -----------
   Total Common Stocks (Cost $23,325,233)..........................   21,782,025
                                                                     -----------
   Total Investments (Cost $23,325,233) (a)--98.1%.................   21,782,025
   Other assets in excess of liabilities--1.9%.....................      417,019
                                                                     -----------
   Total Net Assets--100.0%........................................  $22,199,044
                                                                     ===========

                                   Continued

WILLAMETTE FAMILY OF FUNDS
GLOBAL HEALTH SCIENCES FUND

                       Schedule of Portfolio Investments
                              September 30, 2001
                                  (Unaudited)

------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $ 2,983,468
   Unrealized depreciation.   (4,526,676)
                             -----------
   Net unrealized
   depreciation............  $(1,543,208)
                             ===========

(b)Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2001
                                  (Unaudited)

1. Organization:

 The Willamette Family of Funds (the "Funds") were organized as a Delaware business trust on January 17, 2001 and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds currently offer four managed investment portfolios and are authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Willamette Value Fund ("Value Fund"), the Willamette Small Cap Growth Fund ("Small Cap Growth Fund"), the Willamette Technology Fund ("Technology Fund"), and the Willamette Global Health Sciences Fund ("Global Health Sciences Fund") (individually referred to as a "Fund" and collectively, the "Funds").

2. Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 Securities Valuation:

 Securities are valued at the earlier of the close of regular trading on the New York Stock Exchange (the "Exchange") or 4:00 p.m. eastern time on the days the Exchange is open. Equity securities are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are primarily traded. Listed securities for which last sales prices are not available are valued at the most recent bid. Securities for which recent market quotations are not readily available are valued at their fair value in the best judgement of the Adviser or Sub-Adviser under the guidelines established by the Group's Board of Trustees. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents.

 Securities Transactions and Related Income:

 Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 Expenses:

 Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds are prorated to the Funds on the basis of relative net assets or other appropriate basis.
                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2001
                                  (Unaudited)


 Organization Costs:

 All expenses in connection with the Value Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are amortized over a period of 5 years commencing with the date of the initial public offering.

 On June 30, 1998 the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were paid by Willamette Asset Managers, Inc.

 Dividends to Shareholders:

 The Value Fund intends to declare its net investment income, if any, quarterly as a dividend. The Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund intend to declare their net investment income, if any, annually as dividends. Net realized capital gains for each fund, if any, are declared and distributed at least annually, normally in December of each year.

 Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment. Temporary differences do not require reclassification.

3. Related Party Transactions:

 Investment advisory services are provided by Willamette Asset Managers, Inc. (the "Adviser"). The Adviser is an affiliate of Phillips & Company Securities, Inc. ("Phillips"), a registered broker-dealer. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly based upon each Fund's average daily net assets, at the annual rate of 1.00% for the Value Fund and 1.20% for the Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund.

 For each of the Funds, the Adviser has retained a Sub-Adviser to provide portfolio management services. The Adviser pays the fees of each Sub-Adviser, at no additional cost to a Fund. The Sub-Adviser for each of the Funds, are as follows: Value Fund and Small Cap Growth Fund, Bank of New York; Technology Fund, U.S. Bank National Association; Global Health Sciences Fund, Credit Suisse Asset Management, LLC.

 BISYS Fund Services Limited Partnership (the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the distributor to the Funds. Pursuant to the Funds' Distribution and
                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2001
                                  (Unaudited)

 Shareholder Service Plan (the "12b-1 Plan"), the Distributor may receive fees computed at the annual rate of 0.50% of the average daily net assets of each Fund for services provided under the 12b-1 Plan. The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period ended September 30, 2001, BISYS received $481,996 from commissions earned on sales of shares of the Funds, of which $419,968 was re-allowed to non-affiliates.

 BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Funds as Administrator, Transfer Agent, and Fund Accountant under the Administration, Transfer Agency, and Fund Accounting Agreements. BISYS Ohio, receives a fee based on a percentage of each Funds average daily net assets, plus certain out of pocket expenses.

 Certain trustees and officers of the Funds are affiliated with BISYS. Such individuals are not paid any fees directly by the Funds for serving as trustees and officers of the Funds.

4. Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 2001 were as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
  Value Fund........................................... $ 1,443,453 $ 2,492,079
  Small Cap Growth Fund................................   7,417,798   6,989,346
  Technology Fund......................................  18,876,473  17,648,212
  Global Health Sciences Fund..........................   5,703,725   5,176,361

5. Federal Income Taxes:

 It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

WILLAMETTE FAMILY OF FUNDS
VALUE FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                               Six Months       Year       Year      Period
                                  Ended         Ended      Ended      Ended
                              September 30,   March 31,  March 31,  March 31,
                                  2001          2001       2000      1999(a)
                              -------------   ---------  ---------  ---------
                               (Unaudited)
Net Asset Value, Beginning
 of Period..................     $  9.12       $  9.65    $ 10.11    $ 10.00
                                 -------       -------    -------    -------
Investment Activities
  Net investment income
   (loss)...................       (0.02)        (0.02)      0.01         --
  Net realized/unrealized
   gains (losses) on
   investment transactions..       (0.92)        (0.49)     (0.10)      0.11
                                 -------       -------    -------    -------
    Total from investment
     activities.............       (0.94)        (0.51)     (0.09)      0.11
                                 -------       -------    -------    -------
Distributions
  Net investment income.....          --            --         --**       --**
  Tax return of capital.....          --         (0.01)        --         --
  In excess of net
   investment income........          --            --      (0.01)        --
  Net realized gains........          --         (0.01)     (0.36)        --
                                 -------       -------    -------    -------
    Total distributions.....          --         (0.02)     (0.37)        --
                                 -------       -------    -------    -------
Net Asset Value, End of
 Period.....................     $  8.18       $  9.12    $  9.65    $ 10.11
                                 =======       =======    =======    =======
Total Return (excludes sales
 charge)....................      (10.31)%(b)    (5.23)%    (0.98)%     1.11%(b)
Ratios/Supplemental Data:
  Net Assets, end of period
   (000)....................     $10,857       $12,879    $15,872    $14,965
  Ratio of net expenses to
   average net assets.......        3.03%(c)      2.90%      2.75%      2.90%(c)
  Ratio of net investment
   income (loss) to average
   net assets...............       (0.51)%(c)    (0.22)%     0.03%      0.02%(c)
  Ratio of gross expenses to
   average net assets*......        3.03%(c)      2.90%      3.02%      3.20%(c)
  Portfolio turnover........       11.74%        66.29%     79.63%      0.39%

------
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
** Amount is less than $0.005.
(a) For the period May 26, 1998 (commencement of operations) through March 31, 1999.
(b) Not Annualized.
(c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
SMALL CAP GROWTH FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                                        Six Months       Year      Period
                                           Ended         Ended      Ended
                                       September 30,   March 31,  March 31,
                                           2001          2001      2000(a)
                                       -------------   ---------  ---------
                                        (Unaudited)
Net Asset Value, Beginning of Period..    $ 12.93       $ 19.94    $ 10.00
                                          -------       -------    -------
Investment Activities
  Net investment loss.................      (0.13)        (0.28)     (0.25)
  Net realized/unrealized gains
   (losses) on investment
   transactions.......................      (1.15)        (4.82)     10.38
                                          -------       -------    -------
    Total from investment activities..      (1.28)        (5.10)     10.13
                                          -------       -------    -------
Distributions
  Net realized gains..................         --         (1.91)     (0.19)
                                          -------       -------    -------
Net Asset Value, End of Period........    $ 11.65       $ 12.93    $ 19.94
                                          =======       =======    =======
Total Return (excludes sales charge)..      (9.90)%(b)   (26.77)%   101.67%(b)
Ratios/Supplemental Data:
  Net Assets, end of period (000).....    $27,725       $30,011    $38,634
  Ratio of net expenses to average net
   assets.............................       2.54%(c)      2.58%      2.82%(c)
  Ratio of net investment loss to
   average net assets.................      (1.94)%(c)    (1.85)%    (2.26)%(c)
  Ratio of gross expenses to average
   net assets*........................       2.74%(c)      2.58%      2.93%(c)
  Portfolio turnover..................      23.51%        45.13%     55.15%

------
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
(a) For the period April 5, 1999 (commencement of operations) through March 31, 2000.
(b) Not Annualized.
(c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
TECHNOLOGY FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights
                Adjusted for 1:5 reverse split on April 13, 2001

                                         Six Months       Year      Period
                                            Ended         Ended      Ended
                                        September 30,   March 31,  March 31,
                                            2001          2001      2000(a)
                                        -------------   ---------  ---------
                                         (Unaudited)
Net Asset Value, Beginning of Period...    $10.22        $ 44.75    $ 50.00
                                           ------        -------    -------
Investment Activities
  Net investment loss..................     (0.16)         (0.56)     (0.05)
  Net realized/unrealized losses on
   investment transactions.............     (3.78)        (33.95)     (5.20)
                                           ------        -------    -------
    Total from investment activities...     (3.94)        (34.51)     (5.25)
                                           ------        -------    -------
Distributions
  In excess of net realized gains on
   investment transactions.............        --          (0.02)        --
                                           ------        -------    -------
Net Asset Value, End of Period.........    $ 6.28        $ 10.22    $ 44.75
                                           ======        =======    =======
Total Return (excludes sales charge)...    (38.43)%(b)    (77.19)%   (10.50)%(b)
Ratios/Supplemental Data:
  Net Assets, end of period (000)......    $8,483        $12,671    $32,719
  Ratio of net expenses to average net
   assets..............................      3.49%(c)       2.84%      2.77%(c)
  Ratio of net investment loss to
   average net assets..................     (3.22)%(c)     (2.48)%    (1.51)%(c)
  Ratio of gross expenses to average
   net assets*.........................      3.73%(c)       2.84%      2.97%(c)
  Portfolio turnover...................    142.32%        199.34%     11.14%

------
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
(a) For the period March 2, 2000 (commencement of operations) through March 31, 2000.
(b)  Not Annualized.
(c)  Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
GLOBAL HEALTH SCIENCES FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                                                   Six Months      Period
                                                      Ended         Ended
                                                  September 30,   March 31,
                                                      2001         2001(a)
                                                  -------------   ---------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............    $  8.71       $ 10.00
                                                     -------       -------
Investment Activities
  Net investment loss............................      (0.12)        (0.18)
  Net realized/unrealized gains (losses) on
   investments and foreign currency transactions.       0.55         (1.07)
                                                     -------       -------
    Total from investment activities.............       0.43         (1.25)
                                                     -------       -------
Distributions
  Net realized gains on investments and foreign
   currency transactions.........................         --         (0.04)
                                                     -------       -------
Net Asset Value, End of Period...................    $  9.14       $  8.71
                                                     =======       =======
Total Return (excludes sales charge).............       4.94%(b)    (12.58%)(b)
Ratios/Supplemental Data:
  Net Assets, end of period (000)................    $22,199       $20,712
  Ratio of net expenses to average net assets....       2.80%(c)      2.90%(c)
  Ratio of net investment loss to average net
   assets........................................      (2.37)%(c)    (2.30)%(c)
  Ratio of gross expenses to average net assets
   *.............................................       3.00%(c)      2.93%(c)
  Portfolio turnover.............................      23.08%        52.37%

------
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
(a) For the period June 19, 2000 (commencement of operations) through March 31, 2001.
(b)  Not Annualized.
(c)  Annualized.

                       See notes to financial statements.

INVESTMENT ADVISER
Willamette Asset Managers, Inc.
One Pacific Square
220 N.W. 2nd Avenue, Suite 950
Portland, Oregon 97209

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

CUSTODIAN
Union Bank of California
475 Sansome Street, 15th Floor
San Francisco, California 94111


WIL-0002 (11/01)
                                   WILLAMETTE
                                     FAMILY
                                    OF FUNDS

                              [LOGO OF WILLAMETTE]
                               Investment Adviser


                               SEMI-ANNUAL REPORT

                               September 30, 2001



  This material must be preceded
                or
     accompanied by a current
            prospectus.